Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated Net Income	$ 1,719,632	$ 1,245,900	$ 753,514
Adjustments to reconcile consolidated net income to net cash provided by operating activities -
Depreciation and amortization	1,301,304	1,112,438	1,016,027
Loss on debt extinguishment			350,688
Gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net	(510,030)	(216,629)	(312,867)
Marketable and non-marketable securities charges and realized gains, net	(6,426)
Straight-line rent	(37,998)	(30,308)	(24,487)
Equity in income of unconsolidated entities	(131,907)	(81,238)	(75,921)
Distributions of income from unconsolidated entities	151,398	112,977	109,050
Changes in assets and liabilities -
Tenant receivables and accrued revenue, net	(4,815)	(19,370)	2,144
Deferred costs and other assets	(133,765)	(58,924)	(40,388)
Accounts payable, accrued expenses, intangibles, deferred revenues and other liabilities	165,679	(58,959)	(22,550)
Net cash provided by operating activities	2,513,072	2,005,887	1,755,210
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions	(3,735,718)	(1,259,623)	(976,276)
Funding of loans to related parties	(25,364)		(29,500)
Repayments of loans to related parties	92,600		10,500
Capital expenditures, net	(802,427)	(445,495)	(256,312)
Cash from acquisitions and cash impact from the consolidation and deconsolidation of properties	91,163	19,302	27,015
Net proceeds from sale of assets	383,804	136,013	301,425
Investments in unconsolidated entities	(201,330)	(20,807)	(193,925)
Purchase of marketable and non-marketable securities	(184,804)	(42,015)	(16,157)
Proceeds from sale of marketable and non-marketable securities	415,848	6,866	26,175
Purchase of loans held for investment			(433,033)
Repayments of loans held for investment	163,908	235,124	37,574
Distributions of capital from unconsolidated entities and other	221,649	376,593	255,819
Net cash used in investing activities	(3,580,671)	(994,042)	(1,246,695)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sales of common stock and other, net of transaction costs	1,213,840	5,313	4,166
Redemption of limited partner units	(248,000)
Preferred stock redemptions			(10,994)
Purchase of noncontrolling interest in consolidated properties	(229,595)
Distributions to noncontrolling interest holders in properties	(13,623)	(28,793)	(24,615)
Contributions from noncontrolling interest holders in properties	4,204	1,217	1,058
Preferred distributions of the Operating Partnership	(1,915)	(1,915)	(2,315)
Preferred dividends and distributions to stockholders	(1,244,553)	(1,030,744)	(763,881)
Distributions to limited partners	(238,772)	(211,497)	(153,247)
Loss on debt extinguishment			(350,688)
Proceeds from issuance of debt, net of transaction costs	6,772,443	1,655,203	3,858,815
Repayments of debt	(4,560,562)	(1,398,697)	(6,227,814)
Net cash provided by (used in) financing activities	1,453,467	(1,009,913)	(3,669,515)
INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	385,868	1,932	(3,161,000)
CASH AND CASH EQUIVALENTS, beginning of period	798,650	796,718	3,957,718
CASH AND CASH EQUIVALENTS, end of period	$ 1,184,518	$ 798,650	$ 796,718